DERIVATIVE FINANCIAL INSTRUMENTS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Mar. 23, 2018 USD ($)	Mar. 23, 2018 RUB (₽)	Feb. 28, 2018 USD ($)	Dec. 31, 2017 RUB (₽)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 RUB (₽)
Derivative liabilities:
Total derivative liabilities	$ 0.3		₽ 59					₽ 18
Designated as hedging instrument					$ 80.4	₽ 4,572	$ 80.4		$ 102.8	₽ 5,976
Derivative fair value change included as other current assets	0.5							31
Fair value of non-derivative financial instruments	47.4		0					2,731
Derivative contracts not designated as hedging instruments
Derivative liabilities:
Effect of derivative instruments not designated as hedging instruments on income	0.7	₽ 41	33	₽ 55
Foreign exchange contracts | Derivative contracts not designated as hedging instruments | Other accrued liabilities
Derivative liabilities:
Total derivative liabilities	$ 0.3		₽ 59					₽ 18